                               TEMPLETON VARIABLE
                                  ANNUITY FUND

                             YOUR FUND'S OBJECTIVE:

The Templeton Variable Annuity Fund seeks long-term capital growth through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation.


February 18, 1997

Dear Contract Owner:

We are pleased to bring you the annual report of the Templeton Variable Annuity Fund for the fiscal year ended December 31, 1996. The Fund delivered a total return of 24.71% for the 12 months under review, as discussed in the Performance Summary on page 5. Its benchmark, the unmanaged Morgan Stanley Capital International(R)(1) (MSCI) World Index posted a total return of 14.00% for the same period. The Fund's strong performance versus its benchmark was in part the result of our bottom-up, value style of investing and relative overweighting in markets that performed exceptionally well during the period. You should keep in mind that Fund performance does not reflect expenses associated with the variable contract; had those expenses been included, performance would have been lower.

During 1996, many U.S. stocks rose in value due to subdued inflation, moderate economic growth and strong corporate earnings. The share price of two of


1. A registered trademark of Morgan Stanley and Co., Inc. Total return includes reinvested dividends. One cannot invest directly in an index.

                        TEMPLETON VARIABLE ANNUITY FUND

                      Geographic Distribution on 12/31/96
                           Based on Total Net Assets


                                  [PIE CHART]

Europe 47.6%
North America 22.9%
Asia 10.2%
Australia/New Zealand 10.1%
Latin America 7.4%
Middle East/Africa 0.7%
Short-Term Obligations &
Other Net Assets 1.1%



our largest holdings, Fruit of the Loom Inc. and Federal National Mortgage Assn., appreciated 55.4% and 20.0%, respectively, and had a positive impact on the Fund's performance. The Fund also benefited from the strength of the banking sector, prompting us to sell our holdings of BankAmerica Corp., NationsBank Corp., and Barnett Banks Inc. at a profit. We realized additional gains by selling our shares of Columbia Healthcare Corp. and Aetna Life & Casualty Co. As a result of our sales of domestic equities, our exposure to the U.S. decreased from 31.8% of total net assets on December 31, 1995 to 20.4% at the end of the reporting period.

Most European stocks performed well during the fiscal year. The equity markets of France, Norway, Spain and Sweden delivered impressive returns, helping the Fund's performance because, compared with the MSCI World Index, we were overweighted in all four countries. Among the Fund's ten largest holdings, the share price of Telefonica de Espana SA appreciated more than 65% and Rhone-Poulenc SA 59.5%. Although the Austrian stock market turned in a lackluster performance compared with other European markets, the share price of one of our holdings, Austrian utilities company Evn Energie-Versorgung Niederoesterreich AG, rose 31.7% during the period. This is a good example of how our bottom-up, value style of investing can often help us discover

                         TEMPLETON VARIABLE ANNUITY FUND
                           Top 10 Holdings on 12/31/96
                            Based on Total Net Assets

                                                % of Total
        Company, Industry, Country              Net Assets


        News Corp. Ltd.
        Broadcasting, Australia                    3.3%

        Federal National Mortgage Assn.
        Financial Services, U.S.                   2.9%

        Alcatel Alsthom SA
        Electrical & Electronics, France           2.1%

        Telefonica de Espana SA, ADR
        Telecommunications, Spain                  1.9%

        Evn Energie-Versorgung Niederoesterreich AG
        Utilities - Electrical & Gas, Austria      1.9%

        VEBA AG
        Utilities - Electrical & Gas, Germany      1.8%

        Rhone-Poulenc SA, A
        Chemicals, France                          1.8%

        Fruit of the Loom Inc., A
        Textiles & Apparel, U.S.                   1.8%

        Kuoni Reisen Holding AG, B
        Leisure & Tourism, Switzerland             1.8%

        Akzo Nobel NV
        Chemicals, Netherlands                     1.7%

For a complete list of portfolio holdings, please see page 8 of this report.


companies that tend to perform well regardless of the direction of the overall markets.

Although some Asian stock markets performed poorly in 1996 because of slowing economies and weakening currencies, Hong Kong's equity market gained 37.5% as concerns about China's takeover in 1997 faded, and investors focused on the growth prospects of Hong Kong companies with established operations in China(2) During the period, our holdings of Consolidated Electric Power Asia Ltd. provided a significant gain for the Fund.

Latin American equity markets rebounded strongly in 1996 as a result of improved economic fundamentals and renewed interest from foreign investors. The tele-communications and electric utility industries performed well, and the share price of one of the Fund's holdings, Telebras-Telecomunicacoes Brasileiras SA (Telebras), appreciated nearly 60% during the fiscal year. We believe demand for utility services will continue to increase, and the expected deregulation of the Brazilian telephone industry could provide Telebras with strong growth potential.


2. Price appreciation measured in U.S. dollars, and includes reinvested dividends.

This discussion reflects the strategies we employed for the Fund during the 12 months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

As always, we will strive to build and improve our ability to serve investors while maintaining the traditional values and principles that have served our clients well for so long. We appreciate your participation in the Templeton Variable Annuity Fund and welcome any comments or suggestions you may have.


Sincerely,



/s/ Mark R. Beveridge

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Variable Annuity Fund

PERFORMANCE SUMMARY



The Templeton Variable Annuity Fund delivered a total return of 24.71% for the one-year period ended December 31, 1996. Total return represents the change in the Fund's share price, as measured by net asset value, and includes reinvestment of dividends and capital gains. It does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract for which the Fund serves as an underlying investment vehicle. If they had been included, performance would have been lower. For a complete description of expenses, including any applicable sales charges, please refer to the contract prospectus.

The graph on the following page shows how a $10,000 investment in the Fund since inception has outperformed the unmanaged Morgan Stanley Capital International
(MSCI) World Index.* It also shows how an investment in the Fund over the same period has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI).** Please remember that the Fund's performance differs from that of an index because an index does not contain cash (the Fund generally carries a certain percentage of cash at any given time) and includes no management charges or other expenses. Of course, one cannot invest directly in an index.


*The Morgan Stanley Capital International (MSCI) World Index includes approximately 1,500 companies representing the stock markets of 22 countries including the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The "average company in the index has a market capitalization of about $3.5 billion.

**The Consumer Price Index is a measure of the average change in prices for a fixed basket of goods and services regularly bought in the U.S.

                                  [LINE CHART]



                         TEMPLETON VARIABLE ANNUITY FUND

Inception:                 2/16/88

   Date   Templeton Variable Annuity Fund     MSCI World Index     CPI
  2/16/88         $10,000                     $10,000             $10,000
  2/29/88         $10,030            2.61%    $10,261    0.12%    $10,012
  3/31/88          $9,890            3.04%    $10,573    0.43%    $10,055
  4/30/88          $9,890            1.28%    $10,708    0.52%    $10,107
  5/31/88          $9,690           -1.98%    $10,496    0.34%    $10,141
  6/30/88          $9,970           -0.12%    $10,484    0.43%    $10,185
  7/31/88          $9,770            1.90%    $10,683    0.42%    $10,228
  8/31/88          $9,730           -5.48%    $10,097    0.42%    $10,271
  9/30/88         $10,170            4.26%    $10,527    0.67%    $10,340
 10/31/88         $10,540            6.67%    $11,230    0.33%    $10,374
 11/30/88         $10,310            3.50%    $11,623    0.08%    $10,382
 12/31/88         $10,371            0.92%    $11,730    0.17%    $10,400
  1/31/89         $11,259            3.64%    $12,157    0.50%    $10,452
  2/28/89         $11,219           -0.61%    $12,082    0.41%    $10,494
  3/31/89         $11,483           -0.62%    $12,008    0.58%    $10,555
  4/30/89         $11,969            2.32%    $12,286    0.65%    $10,624
  5/31/89         $12,020           -2.44%    $11,986    0.57%    $10,684
  6/30/89         $11,989           -1.11%    $11,853    0.24%    $10,710
  7/31/89         $12,993           11.32%    $13,195    0.24%    $10,736
  8/31/89         $13,530           -2.40%    $12,878    0.16%    $10,753
  9/30/89         $13,864            2.84%    $13,244    0.32%    $10,787
 10/31/89         $13,256           -3.32%    $12,804    0.48%    $10,839
 11/30/89         $13,702            4.01%    $13,318    0.24%    $10,865
 12/31/89         $14,053            3.23%    $13,748    0.16%    $10,883
  1/31/90         $13,136           -4.65%    $13,109    1.03%    $10,995
  2/28/90         $13,177           -4.27%    $12,549    0.47%    $11,046
  3/31/90         $13,363           -6.02%    $11,794    0.55%    $11,107
  4/30/90         $13,114           -1.42%    $11,626    0.16%    $11,125
  5/31/90         $14,391           10.55%    $12,853    0.23%    $11,150
  6/30/90         $14,525           -0.70%    $12,763    0.54%    $11,211
  7/31/90         $14,671            0.93%    $12,881    0.38%    $11,253
  8/31/90         $13,239           -9.34%    $11,678    0.92%    $11,357
  9/30/90         $11,963          -10.53%    $10,449    0.84%    $11,452
 10/31/90         $11,900            9.36%    $11,426    0.60%    $11,521
 11/30/90         $12,212           -1.62%    $11,241    0.22%    $11,546
 12/31/90         $12,481            2.11%    $11,479    0.00%    $11,546
  1/31/91         $13,319            3.68%    $11,901    0.60%    $11,616
  2/28/91         $14,220            9.27%    $13,004    0.15%    $11,633
  3/31/91         $14,134           -2.93%    $12,623    0.15%    $11,650

  4/30/91         $14,315            0.80%    $12,724     0.15%    $11,668
  5/31/91         $14,655            2.28%    $13,014     0.30%    $11,703
  6/30/91         $13,805           -6.16%    $12,213     0.29%    $11,737
  7/31/91         $14,804            4.74%    $12,791     0.15%    $11,754
  8/31/91         $15,176           -0.30%    $12,753     0.29%    $11,789
  9/30/91         $15,346            2.64%    $13,090     0.44%    $11,840
 10/31/91         $15,537            1.64%    $13,304     0.15%    $11,858
 11/30/91         $15,112           -4.34%    $12,727     0.29%    $11,893
 12/31/91         $16,610            7.30%    $13,656     0.07%    $11,901
  1/31/92         $16,829           -1.83%    $13,406     0.15%    $11,919
  2/29/92         $17,387           -1.71%    $13,177     0.36%    $11,962
  3/31/92         $16,961           -4.69%    $12,559     0.51%    $12,023
  4/30/92         $17,435            1.41%    $12,736     0.14%    $12,039
  5/31/92         $18,120            4.00%    $13,245     0.14%    $12,056
  6/30/92         $17,723           -3.33%    $12,804     0.36%    $12,100
  7/31/92         $17,822            0.27%    $12,839     0.21%    $12,125
  8/31/92         $17,634            2.45%    $13,154     0.28%    $12,159
  9/30/92         $17,447           -0.90%    $13,035     0.28%    $12,193
 10/31/92         $17,579           -2.69%    $12,685     0.35%    $12,236
 11/30/92         $17,988            1.81%    $12,914     0.14%    $12,253
 12/31/92         $18,311            0.83%    $13,021    -0.07%    $12,244
  1/31/93         $18,702            0.35%    $13,067     0.49%    $12,304
  2/28/93         $19,008            2.39%    $13,379     0.35%    $12,347
  3/31/93         $19,789            5.82%    $14,158     0.35%    $12,391
  4/30/93         $20,095            4.65%    $14,816     0.28%    $12,425
  5/31/93         $20,449            2.32%    $15,160     0.14%    $12,443
  6/30/93         $20,425           -0.82%    $15,036     0.14%    $12,460
  7/31/93         $20,571            2.08%    $15,348     0.00%    $12,460
  8/31/93         $22,245            4.60%    $16,054     0.28%    $12,495
  9/30/93         $22,391           -1.83%    $15,761     0.21%    $12,521
 10/31/93         $23,442            2.77%    $16,197     0.41%    $12,573
 11/30/93         $23,259           -5.64%    $15,284     0.07%    $12,581
 12/31/93         $25,131            4.91%    $16,034     0.00%    $12,581
  1/31/94         $26,522            6.61%    $17,094     0.27%    $12,615
  2/28/94         $25,711           -1.28%    $16,875     0.34%    $12,658
  3/31/94         $24,501           -4.29%    $16,151     0.34%    $12,701
  4/30/94         $24,837            3.11%    $16,653     0.14%    $12,719
  5/31/94         $25,146            0.27%    $16,698     0.07%    $12,728
  6/30/94         $24,300           -0.27%    $16,653     0.34%    $12,771
  7/31/94         $25,468            1.92%    $16,973     0.27%    $12,806
  8/31/94         $26,367            3.02%    $17,486     0.40%    $12,857
  9/30/94         $25,736           -2.61%    $17,029     0.27%    $12,892
 10/31/94         $25,642            2.87%    $17,518     0.07%    $12,901
 11/30/94         $24,555           -4.32%    $16,761     0.13%    $12,917
 12/31/94         $24,099            0.99%    $16,927     0.00%    $12,917
  1/31/95         $23,750           -1.48%    $16,677     0.40%    $12,969
  2/28/95         $24,434            1.48%    $16,923     0.40%    $13,021
  3/31/95         $25,080            4.84%    $17,743     0.33%    $13,064
  4/30/95         $25,989            3.51%    $18,365     0.33%    $13,107
  5/31/95         $26,898            0.87%    $18,525     0.20%    $13,133
  6/30/95         $27,690           -0.01%    $18,523     0.20%    $13,160
  7/31/95         $29,040            5.02%    $19,453     0.00%    $13,160
  8/31/95         $28,776           -2.21%    $19,023     0.26%    $13,194
  9/30/95         $29,670            2.93%    $19,581     0.20%    $13,220
 10/31/95         $28,556           -1.56%    $19,275     0.33%    $13,264

 11/30/95         $29,480            3.49%    $19,948    -0.07%    $13,255
 12/31/95         $30,242            2.94%    $20,534    -0.07%    $13,245
  1/31/96         $31,078            1.83%    $20,910     0.59%    $13,323
  2/29/96         $31,706            0.63%    $21,042     0.32%    $13,366
  3/31/96         $32,774            1.68%    $21,395     0.52%    $13,436
  4/30/96         $33,565            2.37%    $21,902     0.39%    $13,488
  5/31/96         $34,082            0.10%    $21,924     0.19%    $13,514
  6/30/96         $34,615            0.52%    $22,038     0.06%    $13,522
  7/31/96         $32,619           -3.52%    $21,263     0.19%    $13,547
  8/31/96         $33,927            1.17%    $21,511     0.19%    $13,573
  9/30/96         $34,770            3.93%    $22,357     0.32%    $13,617
 10/31/96         $35,218            0.72%    $22,518     0.32%    $13,660
 11/30/96         $37,180            5.62%    $23,783     0.19%    $13,686
 12/31/96         $37,714           -1.58%    $23,407     0.00%    $13,686

Total Return Index Comparison
$10,000 Investment (2/16/88 - 12/31/96)

*Templeton Variable  **MSCI World  ***Consumer
 Annuity Fund(1)       Index(2)       Price Index(3)

1. Total return measures the change in the Fund's net asset value over the period shown, assuming reinvestment of dividends and capital gains. It does not include any variable annuity contract fees and charges, which are described in the Performance Summary. Past performance is not predictive of future results.

2. Index is unmanaged and includes reinvested dividends.

3. Source: U.S. Bureau of Labor Statistics.

                             Periods Ended 12/31/96


                                               Since
                                               Inception
                         One-Year    Five-Year (2/16/88)

 Cumulative
 Total Return (1)         24.71%     127.05%   277.14%

 Average Annual
 Total Return (2)         24.71%      17.81%    16.14%

 Value of $10,000
 Investment (3)         $12,471     $22,705   $37,714


 One-Year Total Return(4)

        12/31/92    12/31/93   12/31/94    12/31/95    12/31/96
         10.17%      37.24%     -4.06%       25.49%     24.71%

 1.Cumulative total return represents the change in the Fund's net asset value over the periods indicated and assumes reinvestment of dividends and capital gains.

 2.Average annual total return represents the average annual increase in value of an investment and assumes reinvestment of dividends and capital gains.

 3.These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and assume reinvestment of dividends and capital gains.

 4.Total return represents the actual change in value of an investment over the one-year periods ended on the specified dates.

 Note: Total return figures do not include any variable annuity contract fees and charges, which are described in the Performance Summary. Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates of the countries where investments are made, and shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.

TEMPLETON VARIABLE ANNUITY FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

                                                                              YEAR ENDED DECEMBER 31
                                                           -----------------------------------------------------------
                                                           1996          1995          1994          1993          1992
                                                          -------       -------       -------       -------       ------
Net asset value, beginning of year                        $ 20.62       $ 17.96       $ 19.50       $ 14.99       $15.20
                                                          -------       -------       -------       -------       ------
Income from investment operations:
   Net investment income                                      .35           .32           .21           .24          .37
   Net realized and unrealized gain (loss)                   4.14          3.89          (.96)         5.31         1.16
                                                          -------       -------       -------       -------       ------
Total from investment operations                             4.49          4.21          (.75)         5.55         1.53
                                                          -------       -------       -------       -------       ------
Distributions:
   Dividends from net investment income                      (.32)         (.20)           --          (.24)        (.39)
   Distributions from net realized gains                    (2.88)        (1.35)         (.79)         (.80)       (1.33)
   Distributions from other sources                            --            --            --            --         (.02)
                                                          -------       -------       -------       -------       ------
Total distributions                                         (3.20)        (1.55)         (.79)        (1.04)       (1.74)
                                                          -------       -------       -------       -------       ------
Change in net asset value                                    1.29          2.66         (1.54)         4.51         (.21)
                                                          -------       -------       -------       -------       ------
Net asset value, end of year                              $ 21.91       $ 20.62       $ 17.96       $ 19.50       $14.99
                                                          =======       =======       =======       =======       ======
TOTAL RETURN*                                              24.71%        25.49%       (4.06)%        37.24%       10.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                             $15,649       $14,120       $12,569       $12,698       $9,258
Ratio of expenses to average net assets                      .96%         1.06%         1.49%         1.37%        1.52%
Ratio of expenses, net of reimbursement, to average
  net assets                                                 .96%         1.00%         1.00%         1.00%        1.00%
Ratio of net investment income to average net assets        1.64%         1.62%         1.09%         1.36%        2.06%
Portfolio turnover rate                                    30.27%        33.64%        19.85%        22.13%       27.86%
Average commission rate paid (per share)                  $  .003
   * TOTAL RETURN DOES NOT INCLUDE DEDUCTIONS AT THE FUND OR CONTRACT LEVEL FOR COST OF INSURANCE CHARGES, PREMIUM LOAD,
     ADMINISTRATIVE CHARGES, MORTALITY AND EXPENSE RISK CHARGES OR OTHER CHARGES THAT MAY BE INCURRED UNDER THE VARIABLE ANNUITY
     CONTRACT FOR WHICH THE FUND SERVES AS AN UNDERLYING INVESTMENT VEHICLE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON VARIABLE ANNUITY FUND
Investment Portfolio, December 31, 1996

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 93.8%
---------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.7%
                            Sony Corp.                                             Jpn.             4,000     $    262,154
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 3.7%
                            Fiat Spa                                               Itl.            53,800          162,216
                            General Motors Corp.                                   U.S.             4,000          223,000
                            Volvo AB, B                                            Swe.             8,600          189,784
                                                                                                              ------------
                                                                                                                   575,000
--------------------------------------------------------------------------------------------------------------------------
BANKING: 8.1%
                            Bankinter SA                                            Sp.             1,400          217,077
                            Banque Nationale de Paris                               Fr.             3,050          118,118
                            Banque Nationale de Paris, ADR, 144A                    Fr.               700           27,109
                            Deutsche Bank AG                                       Ger.             3,300          154,222
                            HSBC Holdings PLC                                      H.K.            12,488          267,214
                            National Australia Bank Ltd.                           Aus.            14,000          164,693
                            Sparbanken Sverige AB, A, 144A                         Swe.             7,900          135,531
                            Unidanmark AS, A                                       Den.             3,700          191,628
                                                                                                              ------------
                                                                                                                 1,275,592
--------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 1.9%
                            Cie de Saint Gobain                                     Fr.             1,300          184,031
                            Pioneer International Ltd.                             Aus.            37,000          110,285
                                                                                                              ------------
                                                                                                                   294,316
--------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 2.2%
                            Wheelabrator Technologies Inc.                         U.S.            11,000          178,750
                            WMX Technologies Inc.                                  U.S.             5,000          163,125
                                                                                                              ------------
                                                                                                                   341,875
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 4.7%
                            Akzo Nobel NV                                         Neth.             2,000          273,385
                            Rhone-Poulenc SA, A                                     Fr.             8,386          286,111
                            Solvay SA                                              Bel.               300          183,673
                                                                                                              ------------
                                                                                                                   743,169
--------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 2.0%
                        *   Bay Networks Inc.                                      U.S.             6,100          127,338
                        *   Newbridge Networks Corp.                               Can.             6,700          189,275
                                                                                                              ------------
                                                                                                                   316,613
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON VARIABLE ANNUITY FUND
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 5.6%
                            Alcatel Alsthom SA                                      Fr.             4,000     $    321,543
                        *   DSC Communications Corp.                               U.S.             3,400           60,775
                            Hitachi Ltd.                                           Jpn.            15,000          139,884
                            Motorola Inc.                                          U.S.             3,800          233,225
                            Scitex Corp. Ltd.                                      Isl.            12,100          114,950
                                                                                                              ------------
                                                                                                                   870,377
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 2.8%
                            BICC                                                   U.K.            38,000          180,320
                            Intel Corp.                                            U.S.             2,000          261,875
                                                                                                              ------------
                                                                                                                   442,195
--------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 4.1%
                            Societe Elf Aquitane SA                                 Fr.             2,600          236,833
                            Total SA, B                                             Fr.             2,862          232,934
                            Transportadora de Gas del Sur SA, ADR, B               Arg.            14,000          171,500
                                                                                                              ------------
                                                                                                                   641,267
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 5.4%
                            AXA SA                                                  Fr.             3,061          194,818
                            Dean Witter Discover & Co.                             U.S.             3,000          198,750
                            Federal National Mortgage Assn.                        U.S.            12,000          447,000
                                                                                                              ------------
                                                                                                                   840,568
--------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 1.7%
                            Burns Philp & Co. Ltd.                                 Aus.            78,550          139,855
                            Chareon Pokphand Feedmill Public Co. Ltd., fgn.       Thai.               500            1,813
                            Nestle SA                                             Swtz.               115          123,463
                                                                                                              ------------
                                                                                                                   265,131
---------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 4.5%
                        *   Asia Pacific Resources International, A               Indo.            20,000          112,500
                            Carter Holt Harvey Ltd.                                N.Z.            44,226          100,362
                        *   Enso OY, R                                             Fin.            12,000           97,304
                            Fletcher Challenge Ltd., Forestry Division             N.Z.           116,365          194,966
                            Stora Kopparbergs Bergslags AB, B                      Swe.            15,000          204,550
                                                                                                              ------------
                                                                                                                   709,682
--------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 4.2%
                            Astra AB, B                                            Swe.             3,600          173,670
                        *   Novartis AG                                           Swtz.               213          243,951
                        *   Nycomed ASA, A                                         Nor.            16,000          244,591
                                                                                                              ------------
                                                                                                                   662,212
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON VARIABLE ANNUITY FUND
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY         SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.2%
                            Madeco Manufacturera de Cobre SA, ADR                 Chil.             7,500     $    181,875
--------------------------------------------------------------------------------------------------------------------------
INSURANCE: 7.0%
                            GIO Austrailia Holdings Ltd.                           Aus.            85,017          217,594
                            HIH Winterthur International Holdings Ltd.             Aus.            54,065          135,367
                            ING Groep NV                                          Neth.             5,076          182,871
                            Partnerre Ltd.                                         Bmu.             6,000          204,000
                            Reliastar Financial Corp.                              U.S.             3,500          202,125
                            Torchmark Corp.                                        U.S.             3,000          151,500
                                                                                                              ------------
                                                                                                                 1,093,457
--------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 1.8%
                            Kuoni Reisen Holding AG, B                            Swtz.               115          279,230
--------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 1.3%
                            Home Depot Inc.                                        U.S.             4,000          200,500
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 0.9%
                            Boehler Uddeholm AG                                   Aust.             2,000          143,114
--------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 4.8%
                            Hutchison Whampoa Ltd.                                 H.K.            25,500          200,288
                            Jardine Matheson Holdings Ltd.                         H.K.            30,544          201,590
                            La Cemento Nacional CA, GDR                            Ecu.               600          137,400
                            La Cemento Nacional CA, GDR, 144A                      Ecu.               300           68,700
                            Metro Pacific Corp.                                   Phil.           600,000          148,289
                                                                                                              ------------
                                                                                                                   756,267
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 2.7%
                        *   Fastighets AB Tornet, A                                Swe.               790           12,047
                            National Health Investors Inc.                         U.S.             5,000          189,375
                            Summit Properties Inc., REIT                           U.S.             9,700          214,613
                                                                                                              ------------
                                                                                                                   416,035
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 10.6%
                            Lucent Technologies Inc.                               U.S.             1,300           60,125
                            Nokia AB, A                                            Fin.             4,200          243,783
                        *   SPT Telecom AS                                         Csk.             1,900          236,574
                            STET (Sta Finanziaria Telefonica Torino) SPA, di
                            Risp                                                   Itl.            79,600          268,939
                            Telecom Italia Spa                                     Itl.            94,400          245,340
                            Telefonica de Argentina SA, B, ADR                     Arg.             3,000           77,625
                            Telefonica de Espana SA, ADR                            Sp.             4,200          290,850
                            Telefonos de Mexico SA, L, ADR                         Mex.             7,300          240,900
                                                                                                              ------------
                                                                                                                 1,664,136
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON VARIABLE ANNUITY FUND
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                ISSUE                           COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 1.8%
                           *Fruit of the Loom Inc., A                              U.S.             7,457     $    282,434
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 1.4%
                            Helikopter Services Group ASA                          Nor.            16,600          216,024
--------------------------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRICAL & GAS: 7.7%
                           *CEZ                                                    Csk.             3,600          129,602
                            Consolidated Electric Power Asia Ltd.                  H.K.           108,300          254,140
                            Endesa-Empresa Nacional de Electricidad SA, ADR         Sp.             3,600          252,000
                            Evn Energie-Versorgung Niederoesterreich AG           Aust.             1,920          288,962
                            VEBA AG                                                Ger.             5,000          287,618
                                                                                                              ------------
                                                                                                                 1,212,322
                                                                                                              ------------
TOTAL COMMON STOCKS (cost $10,849,086)                                                                          14,685,545
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 5.1%
--------------------------------------------------------------------------------------------------------------------------
                            News Corp. Ltd., pfd.                                  Aus.           116,842          520,082
                            Telebras-Telecomunicacoes Brasileiras SA, pfd.        Braz.         2,496,267          192,187
                            Telebras-Telecomunicacoes Brasileiras SA, pfd.,
                            ADR                                                   Braz.             1,000           76,500
                                                                                                              ------------
TOTAL PREFERRED STOCKS (cost $607,265)                                                                             788,769
--------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                   IN
                                                                                                 LOCAL
                                                                                               CURRENCY**
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 1.2% (cost $188,331)
--------------------------------------------------------------------------------------------------------------------------
                            U.S. Treasury Bill, 4.87%, 3/06/97                      U.S.          190,000          188,356
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.1% (cost $11,644,682)                                                                    15,662,670
OTHER ASSETS, LESS LIABILITIES: (0.1)%                                                                            (13,327)
                                                                                                              ------------
TOTAL NET ASSETS: 100.0%                                                                                       $15,649,343
                                                                                                              ============

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON VARIABLE ANNUITY FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets:
   Investments in securities, at value
      (identified cost $11,644,682)           $15,662,670
   Dividends receivable                            39,085
                                              ------------
         Total assets                          15,701,755
                                              ------------
Liabilities:
   Accrued expenses                                52,412
                                              ------------
         Total liabilities                         52,412
                                              ------------
Net assets, at value                          $15,649,343
                                              ============
Net assets consist of:
   Undistributed net investment income        $   243,664
   Net unrealized appreciation                  4,017,988
   Accumulated net realized gain                2,904,851
   Net capital paid in on shares of
      beneficial interest                       8,482,840
                                              ------------
Net assets, at value                          $15,649,343
                                              ============
Shares outstanding                                714,416
                                              ============
Net asset value per share
   ($15,649,343 / 714,416)                    $     21.91
                                              ============

STATEMENT OF OPERATIONS
for the year ended December 31, 1996

   Investment income:
      (net of $30,977 foreign
      taxes withheld)
   Dividends                        $  364,114
   Interest                             22,270
                                    -----------
      Total income                               $  386,384
Expenses:
   Management fees (Note 3)             74,375
   Administrative fees (Note 3)         22,315
   Custodian fees                        7,969
   Reports to shareholders               5,200
   Audit fees                           20,500
   Legal fees                           10,000
   Registration and filing fees          1,020
   Other                                   937
                                    -----------
      Total expenses                                142,316
                                                 -----------
         Net investment income                      244,068
Realized and unrealized gain:
   Net realized gain on:
      Investments                    2,905,760
      Foreign currency
        transactions                     2,489
                                    -----------
                                     2,908,249
                                    -----------
   Net unrealized appreciation on:
      Investments                      126,747
      Foreign currency translation
         of other assets and
         liabilities                     1,750
                                    -----------
                                       128,497
                                    -----------
      Net realized and unrealized
         gain                                     3,036,746
                                                 -----------
Net increase in net assets
  resulting from operations                      $3,280,814
                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON VARIABLE ANNUITY FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1996 and 1995

                                                                                     1996                 1995
                                                                               -----------------    -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                       $   244,068          $   218,775
      Net realized gain on investment and foreign currency transactions             2,908,249            1,942,231
      Net unrealized appreciation                                                     128,497              887,079
                                                                                  -----------          -----------
         Net increase in net assets resulting from operations                       3,280,814            3,048,085
   Distributions to shareholders:
      From net investment income                                                     (215,833)            (137,838)
      From net realized gain                                                       (1,942,495)            (930,408)
   Fund share transactions (Note 2)                                                   407,120             (428,745)
                                                                                  -----------          -----------
         Net increase in net assets                                                 1,529,606            1,551,094
Net assets:
   Beginning of year                                                               14,119,737           12,568,643
                                                                                  -----------          -----------
   End of year                                                                    $15,649,343          $14,119,737
                                                                                  ===========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON VARIABLE ANNUITY FUND
Notes to Financial Statements

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Variable Annuity Fund (the Fund) is a Massachusetts business trust and an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing primarily in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON VARIABLE ANNUITY FUND
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                          1996                    1995
                                                                  ---------------------   ---------------------
                                                                  SHARES      AMOUNT      SHARES      AMOUNT
                                                                  -------   -----------   -------   -----------
           Shares sold                                              4,369   $    85,896    17,647   $   325,840
           Shares issued on reinvestment of distributions         117,110     2,158,328    64,121     1,068,246
           Shares redeemed                                        (91,811)   (1,837,104)  (96,898)   (1,822,831)
                                                                  -------   -----------   -------   -----------
           Net increase (decrease)                                 29,668   $   407,120   (15,130)  $  (428,745)
                                                                  =======   ===========   =======   ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors of Templeton Investment Counsel, Inc. (TICI), and Templeton Funds Annuity Company (TFAC), the Fund's investment manager, and administrative manager, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.50% of the average daily net assets of the Fund, reduced to 0.45% of such average daily net assets in excess of $200 million, and to 0.40% of such net assets in excess of $1.3 billion.

The Fund pays to TFAC an administrative fee equivalent to 0.15% of the average daily net assets of the Fund during the year, reduced to 0.135% of such net assets in excess of $200 million, to 0.10% of such net assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion. TFAC has voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.00% of the Fund's average net assets through the period ended May 1, 1997. The amount of the reimbursement is set forth in the Statement of Operations.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees for the year ended December 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 aggregated $4,392,409 and $5,730,445, respectively. The cost of securities for federal income tax purposes is the same as that shown in the Investment Portfolio. Realized gains and losses are reported on an identified cost basis.

At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                                $4,397,254
           Unrealized depreciation                                                                  (379,266)
                                                                                                  ----------
           Net unrealized appreciation                                                            $4,017,988
                                                                                                  ==========

TEMPLETON VARIABLE ANNUITY FUND
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Templeton Variable Annuity Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Variable Annuity Fund as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Variable Annuity Fund as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                            [McGLADREY & PULLEN, LLP SIGNATURE]

New York, New York
January 31, 1997

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets
   Investment in Templeton Variable Annuity
      Fund, at value (cost $9,278,901.37)     $12,393,537
                                              -----------
Liabilities
   Payable to Templeton Funds Annuity
      Company                                      75,360
                                              -----------
Net assets                                    $12,318,177
                                              ===========
Net assets attributable to annuitants --
   Annuity reserves (Note 1)                  $12,318,177
                                              ===========

STATEMENT OF OPERATIONS
Twelve months ended December 31, 1996

Investment Income:
Income:
   Dividend distributions                      $  172,002
   Capital gains distributions                  1,548,017
                                               ----------
      Total income                              1,720,019
Expenses:
   Periodic charge (Note 2)                       130,177
                                               ----------
Net investment income                           1,589,842
                                               ----------
Realized and unrealized gain on investments:
   Net realized gain on investments               583,838
   Unrealized appreciation of investments for
      the year                                    308,083
                                               ----------
   Net gain on investments                        891,921
                                               ----------
Net increase in net assets from operations     $2,481,763
                                               ==========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  YEAR                  YEAR
                                                                                 ENDED                  ENDED
                                                                                DECEMBER               DECEMBER
                                                                                31, 1996               31, 1995
                                                                              ------------            ------------
Increase in net assets from operations:
   Net investment income                                                       $ 1,589,842            $   733,808
   Net realized gain on investments                                                583,838                436,311
   Unrealized appreciation of investments for the year                             308,083              1,155,950
                                                                               -----------            -----------
         Net increase in net assets from operations                              2,481,763              2,326,069
                                                                               -----------            -----------
Annuity unit transactions:
   Proceeds from units sold                                                         65,647                228,833
   Annuity payments                                                             (1,481,530)            (1,368,267)
Increase (decrease) in annuity reserves for mortality
   experience (Note 1)                                                             (29,903)                63,847
                                                                               -----------            -----------
   Net decrease in net assets derived from annuity
      unit transactions                                                         (1,445,786)            (1,075,587)
                                                                               -----------            -----------
         Total increase in net assets                                            1,035,977              1,250,482
Net Assets:
   Beginning of year                                                            11,282,200             10,031,718
                                                                               -----------            -----------
   End of year                                                                 $12,318,177            $11,282,200
                                                                               ===========            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

The Templeton Funds Retirement Annuity Separate Account (the Separate Account) was established on February 4, 1987 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Retirement Annuity, an immediate variable annuity designed for distributing the benefits of tax deferred retirement plans. The Separate Account invests all its assets in the Templeton Variable Annuity Fund (the Fund). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

A. VALUATION OF SECURITIES:

Investments in shares of the Fund are carried in the Statement of Assets and Liabilities at net asset value (market value).

B. DIVIDENDS:

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvestment in additional shares of the Fund.

C. INCOME TAXES:

Operations of the Separate Account from a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

D. ANNUITY RESERVES:

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rates are 9%, 7% and 3%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2. PERIODIC CHARGE

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.1% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expenses, 0.3% to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

3. INVESTMENT TRANSACTIONS

During the year ended December 31, 1996, purchases and sales of Templeton Variable Annuity Fund shares aggregated $1,803,170 and $982,412, respectively. Realized gains and losses are reported on an identified cost basis.

4. CONCENTRATIONS OF CREDIT RISK

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the Templeton Variable Annuity Fund. The Fund's investment securities are managed by professional investment managers within established guidelines. As of December 31, 1996, in management's opinion, the Separate Account had no significant concentration of credit risk.

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT
Report of Independent Accountants

--------------------------------------------------------------------------------

The Participants of
Templeton Funds Retirement Annuity Separate Account

We have audited the accompanying statement of assets and liabilities of Templeton Funds Retirement Annuity Separate Account as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the Templeton Variable Annuity Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Funds Retirement Annuity Separate Account as of December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for the years ended December 31, 1996 and 1995 in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Jacksonville, Florida
February 7, 1997

                                     NOTES
                                    --------

                                     NOTES
                                    --------

                                     NOTES
                                    --------

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST -- Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
Companies Fund
Templeton Global Infrastructure Fund
Templeton Global
Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
Government Bond Fund
Franklin Templeton
Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government
Income Fund
Franklin Templeton Hard
Currency Fund
Franklin Templeton High
Income Currency Fund
Templeton Americas
Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES:

Franklin Templeton
Conservative Target Fund
Franklin Templeton
Moderate Target Fund
Franklin Templeton
Growth Target Fund

INCOME

Franklin Adjustable Rate
Securities Fund
Franklin Adjustable U.S.
Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
Grade Income Fund
Franklin Short-Intermediate U.S.
Government Securities Fund
Franklin U.S. Government
Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
High Yield Securities Fund
Franklin Tax-Advantaged
International Bond Fund
Franklin Tax-Advantaged U.S.
Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)
Franklin Templeton
Valuemark Income Plus
(an immediate annuity)

*TWO OR MORE FUND OPTIONS AVAILABLE: LONG-TERM PORTFOLIO, INTERMEDIATE-TERM PORTFOLIO, A PORTFOLIO OF INSURED MUNICIPAL SECURITIES,
AND/OR A HIGH YIELD PORTFOLIO (CA) AND A MONEY MARKET PORTFOLIO (CA AND NY). **THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN BONDS THAT PAY INTEREST SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
***PORTFOLIO OF INSURED MUNICIPAL SECURITIES.
TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.
                                                             12/96.1

                                   TEMPLETON
                                    VARIABLE
                                    ANNUITY
                                      FUND


                                 Annual Report
                               December 31, 1996



Templeton Variable Annuity Fund

Auditors McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the prospectus of Templeton Variable Annuity Fund which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

[Global Backround]

TRA A96 2/97

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